SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation allowances and qualifying accounts
Cumulative effect of change in accounting principle		$ 11
Allowance for credit losses on fixed income securities
Valuation allowances and qualifying accounts
Balance as of beginning of period	$ 0
Cumulative effect of change in accounting principle		0
Additions charged to costs and expenses	3
Additions other additions	0
Deductions	2
Balance as of end of period	1	0
Allowance for credit losses on mortgage loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	3	3	$ 3
Cumulative effect of change in accounting principle		33
Additions charged to costs and expenses	37	0	0
Additions other additions	1	0	0
Deductions	15	0	0
Balance as of end of period	59	3	3
Allowance for credit losses on bank loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	0
Cumulative effect of change in accounting principle		16
Additions charged to costs and expenses	4
Additions other additions	0
Deductions	4
Balance as of end of period	16	0
Allowance for credit losses on agent loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	3	2	2
Cumulative effect of change in accounting principle		2
Additions charged to costs and expenses	0	1	0
Additions other additions	0	0	0
Deductions	0	0	0
Balance as of end of period	5	3	2
Allowance for credit losses on reinsurance recoverables
Valuation allowances and qualifying accounts
Balance as of beginning of period	3	0
Cumulative effect of change in accounting principle		11
Additions charged to costs and expenses	1	3
Additions other additions	0	0
Deductions	0	0
Balance as of end of period	15	3	$ 0
Allowances for credit losses on other assets
Valuation allowances and qualifying accounts
Balance as of beginning of period	7
Cumulative effect of change in accounting principle		0
Additions charged to costs and expenses	0
Additions other additions	0
Deductions	0
Balance as of end of period	7	7
Allowance for credit losses on commitments to fund mortgage loans, bank loans and agent loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	0
Cumulative effect of change in accounting principle		1
Additions charged to costs and expenses	0
Additions other additions	0
Deductions	1
Balance as of end of period	$ 0	$ 0